VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 3.6%
50,961	(1)	IAC, Inc.	$2,822,220	0.9
33,240	(1)	Liberty Broadband Corp. - Series C	2,453,112	0.8
88,438	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	3,334,997	1.1
23,723	(1)	Take-Two Interactive Software, Inc.	2,585,807	0.8
			11,196,136	3.6

		Consumer Discretionary: 10.3%
1,960	(1)	Autozone, Inc.	4,198,183	1.3
49,120		Bath & Body Works, Inc.	1,601,312	0.5
24,819		Best Buy Co., Inc.	1,572,036	0.5
37,960		Carter's, Inc.	2,487,519	0.8
17,010		Darden Restaurants, Inc.	2,148,703	0.7
18,370	(1)	Expedia Group, Inc.	1,721,085	0.6
74,090		Gap, Inc.	608,279	0.2
19,270		Genuine Parts Co.	2,877,396	0.9
35,142		Kohl's Corp.	883,821	0.3
89,500		LKQ Corp.	4,219,925	1.4
22,100	(1)	Mohawk Industries, Inc.	2,015,299	0.6
201,666		Newell Brands, Inc.	2,801,141	0.9
30,740		Ralph Lauren Corp.	2,610,748	0.8
86,790		Tapestry, Inc.	2,467,440	0.8
			32,212,887	10.3

		Consumer Staples: 4.7%
41,936	(1)	BellRing Brands, Inc.	864,301	0.3
11,790		Constellation Brands, Inc.	2,707,927	0.9
52,342		Energizer Holdings, Inc.	1,315,878	0.4
67,390		Keurig Dr Pepper, Inc.	2,413,910	0.8
60,410		Kroger Co.	2,642,937	0.8
32,760	(1)	Post Holdings, Inc.	2,683,372	0.8
80,630	(1)	US Foods Holding Corp.	2,131,857	0.7
			14,760,182	4.7

		Energy: 2.6%
105,190		Coterra Energy, Inc.	2,747,563	0.9
21,424		Diamondback Energy, Inc.	2,580,735	0.8
95,190		Williams Cos., Inc.	2,725,290	0.9
			8,053,588	2.6

		Financials: 24.2%
2,643	(1)	Alleghany Corp.	2,218,455	0.7
21,100		Ameriprise Financial, Inc.	5,316,145	1.7
61,650	(1)	Arch Capital Group Ltd.	2,807,541	0.9
109,410		Citizens Financial Group, Inc.	3,759,327	1.2
30,010		Discover Financial Services	2,728,509	0.9
142,180		Fifth Third Bancorp	4,544,073	1.4
3,330		First Citizens BancShares, Inc.	2,655,442	0.8
59,580		Hartford Financial Services Group, Inc.	3,690,385	1.2
437,165		Huntington Bancshares, Inc.	5,761,835	1.8
41,420		Lincoln National Corp.	1,818,752	0.6
96,712		Loews Corp.	4,820,126	1.5
42,983		M&T Bank Corp.	7,578,762	2.4
171,230		MGIC Investment Corp.	2,195,169	0.7
38,950		Northern Trust Corp.	3,332,562	1.1
44,485		Raymond James Financial, Inc.	4,396,008	1.4
239,930		Regions Financial Corp.	4,815,395	1.5
14,080		RenaissanceRe Holdings Ltd.	1,976,691	0.6
49,233		State Street Corp.	2,993,859	1.0
25,940		T. Rowe Price Group, Inc.	2,723,959	0.9
50,967		WR Berkley Corp.	3,291,449	1.1
51,510		Zions Bancorp NA	2,619,799	0.8
			76,044,243	24.2

		Health Care: 7.5%
36,660		AmerisourceBergen Corp.	4,961,198	1.6
19,990	(1)	Globus Medical, Inc.	1,190,804	0.4
59,600	(1)	Henry Schein, Inc.	3,919,892	1.2
19,710	(1)	Jazz Pharmaceuticals PLC	2,627,146	0.8
27,230		Laboratory Corp. of America Holdings	5,576,976	1.8
20,740		Universal Health Services, Inc.	1,828,853	0.6
34,380		Zimmer Biomet Holdings, Inc.	3,594,429	1.1
			23,699,298	7.5

		Industrials: 13.3%
24,511		Acuity Brands, Inc.	3,859,747	1.2
30,210		Ametek, Inc.	3,426,116	1.1
15,530		Carlisle Cos., Inc.	4,354,767	1.4
59,110		Fortune Brands Home & Security, Inc.	3,173,616	1.0
23,370		Hubbell, Inc.	5,211,510	1.7
15,760		IDEX Corp.	3,149,636	1.0
51,120		ITT, Inc.	3,340,181	1.1
31,970		Lincoln Electric Holdings, Inc.	4,019,269	1.3
30,200	(1)	Middleby Corp.	3,870,734	1.2
19,241		Snap-On, Inc.	3,874,175	1.2
45,770	(1)	Southwest Airlines Co.	1,411,547	0.4
35,520		Timken Co.	2,097,101	0.7
			41,788,399	13.3

		Information Technology: 7.8%
47,140		Amphenol Corp.	3,156,495	1.0
26,230		CDW Corp.	4,093,978	1.3
16,580	(1)	FleetCor Technologies, Inc.	2,920,899	0.9
34,290	(1)	GoDaddy, Inc.	2,430,475	0.8
45,030		Jabil, Inc.	2,598,681	0.8
22,900		Motorola Solutions, Inc.	5,128,913	1.6
128,590		NortonLifeLock, Inc.	2,589,803	0.8
5,000	(1)	Teledyne Technologies, Inc.	1,687,350	0.6
			24,606,594	7.8

		Materials: 5.3%
22,870		Ball Corp.	1,105,079	0.3

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
13,960		Celanese Corp. - Series A	$1,261,147	0.4
41,310		Freeport-McMoRan, Inc.	1,129,002	0.4
11,035		Martin Marietta Materials, Inc.	3,554,263	1.1
25,580		Packaging Corp. of America	2,872,378	0.9
42,240		RPM International, Inc.	3,519,014	1.1
79,510		Silgan Holdings, Inc.	3,342,600	1.1
			16,783,483	5.3

		Real Estate: 11.1%
86,270		American Homes 4 Rent	2,830,519	0.9
15,130		AvalonBay Communities, Inc.	2,786,795	0.9
28,530		Boston Properties, Inc.	2,138,894	0.7
96,370		Brixmor Property Group, Inc.	1,779,954	0.6
39,030	(1)	CBRE Group, Inc.	2,634,915	0.8
6,750		Essex Property Trust, Inc.	1,635,052	0.5
15,450		Federal Realty Investment Trust	1,392,354	0.4
78,050		Host Hotels & Resorts, Inc.	1,239,434	0.4
53,913		JBG SMITH Properties	1,001,703	0.3
117,460		Kimco Realty Corp.	2,162,439	0.7
10,040		Mid-America Apartment Communities, Inc.	1,556,903	0.5
97,470		Rayonier, Inc.	2,921,176	0.9
26,480		Regency Centers Corp.	1,425,948	0.5
27,280		Rexford Industrial Realty, Inc.	1,418,560	0.5
10,760		Sun Communities, Inc.	1,456,151	0.5
30,630		Ventas, Inc.	1,230,407	0.4
104,340		Weyerhaeuser Co.	2,979,950	0.9
32,730		WP Carey, Inc.	2,284,554	0.7
			34,875,708	11.1

		Utilities: 8.7%
89,090		CMS Energy Corp.	5,188,602	1.7
39,330		Edison International	2,225,291	0.7
46,290		Entergy Corp.	4,658,163	1.5
42,775		National Fuel Gas Co.	2,632,801	0.8
8,180		Sempra Energy	1,226,509	0.4
60,560		WEC Energy Group, Inc.	5,415,881	1.7
94,130		Xcel Energy, Inc.	6,024,320	1.9
			27,371,567	8.7

	Total Common Stock
	(Cost $271,271,768)		311,392,085	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.0%
265	(2)	JPMorgan Securities LLC, Repurchase Agreement dated 09/30/22, 2.97%, due 10/03/22 (Repurchase Amount $265, collateralized by various U.S. Government Securities, 0.250%-3.875%, Market Value plus accrued interest $270, due 09/30/23-09/30/29)
		(Cost $265)	$265	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,483,655	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $2,483,655)	2,483,655	0.8

	Total Short-Term Investments
	(Cost $2,483,920)	2,483,920	0.8

	Total Investments in Securities (Cost $273,755,688)	$313,876,005	99.9
	Assets in Excess of Other Liabilities	216,220	0.1
	Net Assets	$314,092,225	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2022.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$311,392,085	$–	$–	$311,392,085
Short-Term Investments	$2,483,655	$265	$–	$2,483,920
Total Investments, at fair value	$313,875,740	$265	$–	$313,876,005

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $275,070,809.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$68,364,125
Gross Unrealized Depreciation	(29,558,929)

Net Unrealized Appreciation	$38,805,196